Mortgages Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
As of December 31, 2013, contractual principal payments for the five subsequent years and thereafter are as follows:

Year	Total
2014	$511,600
2015	17,194,592
2016	1,675,851
2017	1,710,374
2018	1,745,595
Thereafter	83,731,980
$106,569,992
Add: Unamortized fair value debt adjustment	4,690,512
Total	$111,260,504